Document and Entity Information	Mar. 13, 2024
Cover [Abstract]
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (the “Current Report”) amends the Current Report on Form 8-K filed by Vroom, Inc. (the “Company”) with the Securities and Exchange Commission (the “SEC”) on January 22, 2024 (the “Original Report”) and is being filed solely in order to amend and supplement the Company’s disclosure contained in Item 2.05 of the Original Report. The Original Report otherwise remains unchanged.
Entity Central Index Key	0001580864
Document Type	8-K/A
Document Period End Date	Mar. 13, 2024
Entity Registrant Name	VROOM, INC.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-39315
Entity Tax Identification Number	90-1112566
Entity Address, Address Line One	3600 W Sam Houston Pkwy S
Entity Address, Address Line Two	Floor 4
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	518
Local Phone Number	535-9125
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value per share
Trading Symbol	VRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false